Long-Term Debt (Details) $ in Thousands	Dec. 07, 2015 USD ($)	Dec. 02, 2015 USD ($) Installment	Nov. 10, 2015 USD ($)	Nov. 04, 2015 USD ($) Installment	Sep. 11, 2015 USD ($) Installment Tranche	Sep. 01, 2015 USD ($) Installment Advance Tranche	Mar. 17, 2015 USD ($)	Mar. 06, 2015 USD ($) Installment	Dec. 31, 2015 USD ($)	Nov. 03, 2015 USD ($)	Oct. 21, 2015 USD ($)	Oct. 13, 2015 USD ($)	Sep. 29, 2015 USD ($)	Dec. 31, 2014 USD ($)
Long Term Debt [Line Items]
Secured loan facilities									$ 178,447					$ 0
Less: Deferred financing costs									(942)					0
Total									177,505					0
Less-current portion									(718)					0
Long-term portion									176,787					$ 0
Annual principal payments required [Abstract]
2016									950
2017									10,710
2018									18,721
2019									18,721
2020									81,083
Thereafter									$ 48,262
London Interbank Offered Rate (LIBOR) [Member] | Loan to value ratio less than 125% [Member] | UniCredit Bank AG [Member]
Long Term Debt [Line Items]
Interest Rate					3.20%
London Interbank Offered Rate (LIBOR) [Member] | Loan to value ratio between 125% and 166.67% [Member] | UniCredit Bank AG [Member]
Long Term Debt [Line Items]
Interest Rate					3.00%
London Interbank Offered Rate (LIBOR) [Member] | Loan to value ratio greater than 166.67 [Member] | UniCredit Bank AG [Member]
Long Term Debt [Line Items]
Interest Rate					2.75%
Loans Payable [Member] | Alpha Bank A.E. [Member]
Long Term Debt [Line Items]
Secured loan facilities				$ 33,750				$ 8,750
Draw down			$ 33,750				$ 8,750
Quarterly installments				$ 844
Number of installments | Installment				16				20
Balloon payment to be paid				$ 20,250				$ 3,950
Dividend Percent of Net Income Limitation Declaration								50.00%
Date of first required payment				Feb. 12, 2018
Maturity date				Nov. 10, 2021				Mar. 17, 2020
Loans Payable [Member] | HSH Nordbank AG [Member]
Long Term Debt [Line Items]
Secured loan facilities						$ 44,430
Quarterly installments						$ 1,049
Number of installments | Installment						12
Balloon payment to be paid						$ 31,837
Date of first required payment						Sep. 30, 2017
Maturity date						Jun. 30, 2020
Number of advances | Advance						2
Number of tranches | Tranche						2
Loans Payable [Member] | UniCredit Bank AG [Member]
Long Term Debt [Line Items]
Secured loan facilities					$ 52,705
Quarterly installments					$ 1,522
Number of installments | Installment					15
Balloon payment to be paid					$ 29,425
Date of first required payment					Jun. 26, 2017
Maturity date					Dec. 28, 2020
Loan commitment fees					1.00%
Undrawn loan amount					$ 22
Number of tranches | Tranche					3
Loans Payable [Member] | Natixis [Member]
Long Term Debt [Line Items]
Secured loan facilities		$ 39,412
Draw down	$ 39,412
Quarterly installments		$ 985
Number of installments | Installment		15
Balloon payment to be paid		$ 24,637
Date of first required payment		Jun. 30, 2017
Maturity date		Feb. 26, 2021
Loans Payable [Member] | Year one [Member] | Alpha Bank A.E. [Member]
Long Term Debt [Line Items]
Quarterly installments								$ 200
Number of installments | Installment								4
Loans Payable [Member] | All Other Years [Member] | Alpha Bank A.E. [Member]
Long Term Debt [Line Items]
Quarterly installments								$ 250
Number of installments | Installment								16
Loans Payable [Member] | London Interbank Offered Rate (LIBOR) [Member] | Alpha Bank A.E. [Member]
Long Term Debt [Line Items]
Dividend Percent of Net Income Limitation Declaration				50.00%
Basis spread on variable rate				3.50%				3.75%
Loans Payable [Member] | London Interbank Offered Rate (LIBOR) [Member] | UniCredit Bank AG [Member]
Long Term Debt [Line Items]
Basis spread on variable rate					3.20%
Loans Payable [Member] | London Interbank Offered Rate (LIBOR) [Member] | Natixis [Member]
Long Term Debt [Line Items]
Basis spread on variable rate		2.50%
Loans Payable [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member] | HSH Nordbank AG [Member]
Long Term Debt [Line Items]
Basis spread on variable rate						3.25%
Loans Payable [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member] | HSH Nordbank AG [Member]
Long Term Debt [Line Items]
Basis spread on variable rate						3.60%
Loans Payable [Member] | Tranche One [Member] | HSH Nordbank AG [Member] | Geniuship [Member]
Long Term Debt [Line Items]
Secured loan facilities												$ 27,597
Loans Payable [Member] | Tranche One [Member] | UniCredit Bank AG [Member]
Long Term Debt [Line Items]
Secured loan facilities					$ 25,420
Loans Payable [Member] | Tranche Two [Member] | HSH Nordbank AG [Member] | Gloriuship [Member]
Long Term Debt [Line Items]
Secured loan facilities										$ 16,833
Loans Payable [Member] | Tranche Two [Member] | UniCredit Bank AG [Member]
Long Term Debt [Line Items]
Secured loan facilities													$ 13,643
Loans Payable [Member] | Tranche Three [Member] | UniCredit Bank AG [Member]
Long Term Debt [Line Items]
Secured loan facilities											$ 13,642